Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 6,775	$ 12,807
Investments in equity shares and funds	3,298	3,504
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,775	12,807
Investments in equity shares and funds	222	117
Other investments, including loans	2,275	2,682
Trade and other financial receivables	2,765	2,762
Derivatives related to net debt	2	139
Trade and other financial payables	(6,485)	(6,356)
Derivatives related to net debt	(692)	(240)
Fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(189)	(125)
Fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	67	133
Forward, option and embedded derivatives contracts	(92)	(253)
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,725	4,138
Investments in equity shares and funds	147	64
Other investments, including loans	2,018	2,422
Trade and other financial receivables	18	1
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Fair value | Level 1 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Fair value | Level 1 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,306	1,163
Derivatives related to net debt	2	139
Trade and other financial payables	(30)	(67)
Derivatives related to net debt	(692)	(240)
Fair value | Level 2 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Fair value | Level 2 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	16	48
Forward, option and embedded derivatives contracts	(57)	(179)
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	75	53
Other investments, including loans	229	238
Trade and other financial receivables	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Fair value | Level 3 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(189)	(125)
Fair value | Level 3 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	51	85
Forward, option and embedded derivatives contracts	(35)	(74)
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,050	8,669
Investments in equity shares and funds	0	0
Other investments, including loans	28	22
Trade and other financial receivables	1,441	1,598
Derivatives related to net debt	0	0
Trade and other financial payables	(6,455)	(6,289)
Derivatives related to net debt	0	0
Not held at fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Not held at fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	$ 0	$ 0